Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll and welfare payable		$ 1,737	$ 2,356
VAT, and other taxes payable		469	514
Payables for office supply and utilities		89	124
Payables for purchase of property and equipment		48	49
Professional service fees		575	748
Payables for share purchase consideration (Note 10)		10,000	10,000
Payables for Samsung arbitration compensation (Note 19(c))		79	1,958
Interest and penalty payable		111	159
Advance from customers		2,948	5,422
Payables to an export/import agent		1	959
Payable related to a lawsuit	[1]	410	1,593
Payable to a former subsidiary (Note 4(a))		2,700
Interest payable related to an equity financing (Note 19(b))		693
Others		220	56
Accrued expenses and other payables		$ 20,080	$ 23,938

[1]	The Group had a payable related to a lawsuit due to a third-party company. The original debtor claimed that the Group has breached the previously agreed settlement agreement, and transferred the debt to the third-party company during the year ended December 31, 2021. On April 20, 2023, the Group entered into a settlement agreement with the third-party company regarding the payments. As of December 31, 2022 and 2023, the balance was $1,593 and $410, respectively. The Group settled all the outstanding balance in March 2024.